United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

_______Money Market Obligations Trust______

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/10

Date of Reporting Period:  Quarter ended 7/31/09

Item 1.                      Schedule of Investments

Automated Government Cash Reserves

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES—90.1%
$53,000,000	1	Federal Farm Credit System Discount Notes, 0.160% - 2.880%, 8/18/2009 - 1/6/2010	$52,920,615
93,000,000	2	Federal Farm Credit System Floating Rate Notes, 0.206% - 2.450%, 8/3/2009 - 10/9/2009	92,999,551
19,900,000		Federal Farm Credit System Notes, 1.050% - 5.250%, 8/3/2009 - 3/18/2010	19,986,803
81,674,000	1	Federal Home Loan Bank System Discount Notes, 0.100% - 3.200%, 8/3/2009 - 11/13/2009	81,622,077
54,000,000	2	Federal Home Loan Bank System Floating Rate Notes, 0.246% - 0.886%, 8/3/2009 - 9/11/2009	53,990,786
22,500,000		Federal Home Loan Bank System Notes, 0.330% - 2.250%, 10/2/2009 - 3/2/2010	22,544,106
2,069,000	1	Tennessee Valley Authority Discount Note, 0.190%, 9/17/2009	2,068,487
		TOTAL U.S. GOVERNMENT AGENCIES	326,132,425
		U.S. TREASURY — 9.7%
10,000,000	1	United States Treasury Bill, 0.180%, 10/29/2009	9,995,550
18,750,000		United States Treasury Note, 4.625%, 11/15/2009	18,985,263
6,000,000		United States Treasury Note, 4.875%, 8/15/2009	6,010,809
		TOTAL U.S. TREASURY	34,991,622
		TOTAL INVESTMENTS—99.8% (AT AMORTIZED COST)3

361,124,047

OTHER ASSETS AND LIABILITIES—NET—0.2%4

878,212

TOTAL NET ASSETS—100%

$
362,002,259

1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation
Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1 Quoted Prices And Investments In Mutual Funds	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Debt Securities
U.S. Government Agencies	$-	$326,132,425	$-	$326,132,425
U.S. Treasury	-	34,991,622	-	34,991,622
Total Securities	$-	$361,124,047	$-	$361,124,047

U.S. Treasury Cash Reserves Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS— 100.0%
	U.S. Treasury Bills—83.7%1
$1,083,700,000	United States Treasury Bills, 0.130% - 0.180%, 8/20/2009	$1,083,610,903
1,000,000,000	United States Treasury Bills, 0.140% - 0.145%, 8/13/2009	999,952,500
3,957,140,000	United States Treasury Bills, 0.150% - 0.205%, 10/1/2009	3,955,887,501
2,780,800,000	United States Treasury Bills, 0.150% - 0.330%, 8/6/2009	2,780,733,649
4,624,200,000	United States Treasury Bills, 0.170% - 0.190%, 10/8/2009	4,622,598,261
150,000,000	United States Treasury Bill, 0.175%, 10/15/2009	149,945,312
1,034,500,000	United States Treasury Bills, 0.180% - 0.240%, 10/29/2009	1,033,970,153
3,462,200,000	United States Treasury Bills, 0.185% - 0.235%, 10/22/2009	3,460,629,670
542,900,000	United States Treasury Bills, 0.250% - 0.305%, 11/12/2009	542,467,157
150,000,000	United States Treasury Bill, 0.275%, 1/14/2010	149,809,792
82,275,000	United States Treasury Bill, 0.285%, 1/7/2010	82,171,436
450,000,000	United States Treasury Bill, 0.285%, 11/19/2009	449,608,125
450,000,000	United States Treasury Bill, 0.310%, 9/10/2009	449,845,000
	TOTAL	19,761,229,459
	U.S. Treasury Bonds—0.3%
76,487,000	United States Treasury Bond, 12.500%, 8/15/2009	76,847,130
	U.S. Treasury Notes—16.0%
300,000,000	United States Treasury Note, 2.125%, 1/31/2010	302,659,959
40,000,000	United States Treasury Note, 3.125%, 11/30/2009	40,373,738
150,000,000	United States Treasury Note, 3.375%, 9/15/2009	150,584,820
2,063,000,000	United States Treasury Notes, 3.500% - 4.875%, 8/15/2009	2,066,059,584
525,000,000	United States Treasury Note, 3.625%, 10/31/2009	529,377,368
493,000,000	United States Treasury Note, 4.000%, 8/31/2009	494,493,517
180,000,000	United States Treasury Note, 4.625%, 11/15/2009	182,216,206
	TOTAL	3,765,765,192
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)2	23,603,841,781
	OTHER ASSETS AND LIABILITIES—NET—0.0%3	1,214,935
	TOTAL NET ASSETS—100%	$23,605,056,716

1	Discount rate at time of purchase.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation
Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1 Quoted Prices And Investments In Mutual Funds	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Debt Securities
U.S. Treasury	$-	$ 23,603,841,781	$-	$23,603,841,781
Total Securities	$-	$ 23,603,841,781	$-	$23,603,841,781

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009